ORGANIZATION AND NATURE OF OPERATIONS - Energy consumption market opened to private and foreign companies (Details) - Future Gas Station (Beijing) Technology, Ltd				12 Months Ended
	Jan. 13, 2021 CNY (¥)	Jan. 13, 2021 USD ($)	Aug. 21, 2018 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2019 USD ($) shares	Feb. 04, 2021	Dec. 15, 2017
Aggregate amount invested	¥ 30,530,000	$ 4,727,577
Domestic Companies
Equity interest acquired							8.00%
Ownership interest held						51.00%
Domestic Companies | Investment Agreement
Equity interest acquired			43.00%	43.00%	43.00%
Investment in FGS agreed | ¥			¥ 10,000,000
Number of shares issued | shares			487,057	487,057	487,057
Aggregate amount invested				¥ 35,116,707	$ 5,113,984
Domestic Companies | Fourth supplemental agreement
Equity interest acquired			8.00%			8.00%